Offerings - Offering: 1	May 05, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 52,583,926.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,050.60
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $8,050.60 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on May 5, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.